Share Capital and Capital reserve	9 Months Ended
Sep. 30, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve	Share Capital and Capital reserve
Ordinary Shares

On January 2, 2020, the Company issued a share dividend of 6,421,074 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2018 dividend price of $16.7538 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $21.7289 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2019).

On March 13, 2020, the Company announced a share repurchase program to purchase up to an aggregate of $300.0 million of the Company’s ordinary shares. Acquisitions pursuant to the stock repurchase program may be made from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. After the announcement, the Company entered into a series of open-market repurchases. As of September 30, 2020, 5,646,700 ordinary shares at an average price of $17.13, for aggregate gross costs of $96.9 million (€88.6 million) had been repurchased and canceled. Directly attributed transaction costs of €0.1 million were incurred. The share repurchase program is still available for use by the Company.

In August 2020, the Company announced an intention to repurchase up to $500.0 million of shares, to be executed by way of a Dutch auction. On September 15, 2020, a total of 18,061,952 shares at a clearing price of $25.50 per share amounting to the purchase price of $460.6 million (€389.3 million) was paid to the prevailing shareholders with all shares canceled as of the same date. Directly attributed transaction costs of €1.9 million were incurred.

See Note 15 for further information on restricted shares issued as part of the 2016 Management Share Awards. Also see Note 15 for ordinary shares issued in June 2020 to Non-Executive Directors.

In May 2020, both former and current Non-Executive Directors were issued 49,196 shares (net of shares withheld for the settlement of taxes), exercising all the remaining initial options outstanding for €0.6 million.
The following is the authorized share capital available to the Company:
•Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share
•Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share

	Shares		September 30, 2020	December 31, 2019
	September 30, 2020	December 31, 2019	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares	178,422,224	194,542,957	1,765.4	2,109.7
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			1,776.0	2,120.3
Listing and share transaction costs			(26.9)	(24.9)
Total net share capital and capital reserve			1,749.1	2,095.4